Filed pursuant to Rule 497(e)
Registration Nos. 333-264478; 811-23793

YieldMax Innovation Option Income Strategy ETF (OARK)

YieldMax KWEB Option Income Strategy ETF (KWBY)

YieldMax GDX Option Income Strategy ETF (GDXY)

YieldMax XBI Option Income Strategy ETF (XBIY)

YieldMax TLT Option Income Strategy ETF (YTLT)

listed on NYSE Arca, Inc.

September 15, 2023

Supplement to the Prospectus

dated November 21, 2022

The foregoing changes are effective immediately. For the YieldMax Innovation Option Income Strategy ETF, the first paragraph under “Synthetic Covered Call Strategy – 2. Covered Call Writing” subsection, on page 4, is deleted and is replaced with follows:

As part of its strategy, the Fund will write (sell) call option contracts on ARKK to generate income. Since the Fund does not directly own AARK, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to capture a portion of ARKK's share price appreciation (generally no more than 15%) of in a given month. To do so, the call options written (sold) by the Fund will generally have an expiration of one month or less (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current ARKK share price.

The foregoing changes are effective immediately. For the YieldMax KWEB Option Income Strategy ETF, the first paragraph under “Synthetic Covered Call Strategy – 2. Covered Call Writing” subsection, on page 18, is deleted and is replaced with the follows:

As part of its strategy, the Fund will write (sell) call option contracts on KWEB to generate income. Since the Fund does not directly own KWEB, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to capture a portion of KWEB's share price appreciation (generally no more than 15%) of in a given month. To do so, the call options written (sold) by the Fund will generally have an expiration of one month or less (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current KWEB share price.

Filed pursuant to Rule 497(e)
Registration Nos. 333-264478; 811-23793

The foregoing changes are effective immediately. For the YieldMax GDX Option Income Strategy ETF, the first paragraph under “Synthetic Covered Call Strategy – 2. Covered Call Writing” subsection on page 34, is deleted and is replaced with the follows:

As part of its strategy, the Fund will write (sell) call option contracts on GDX to generate income. Since the Fund does not directly own GDX, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to capture a portion of GDX's share price appreciation (generally no more than 15%) of in a given month. To do so, the call options written (sold) by the Fund will generally have an expiration of one month or less (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current GDX share price.

The foregoing changes are effective immediately. For the YieldMax XBI Option Income Strategy ETF, the first paragraph under “Synthetic Covered Call Strategy – 2. Covered Call Writing” subsection on page 47, is deleted and is replaced with the follows:

As part of its strategy, the Fund will write (sell) call option contracts on XBI to generate income. Since the Fund does not directly own XBI, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to capture a portion of XBI's share price appreciation (generally no more than 15%) of in a given month. To do so, the call options written (sold) by the Fund will generally have an expiration of one month or less (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current XBI share price.

The foregoing changes are effective immediately. For the YieldMax TLT Option Income Strategy ETF, the first paragraph under “Synthetic Covered Call Strategy – 2. Covered Call Writing” subsection on page 59, is deleted and is replaced with the follows:

As part of its strategy, the Fund will write (sell) call option contracts on TLT to generate income. Since the Fund does not directly own TLT, these written call options will be sold short (i.e., selling a position it does not currently own). The Fund will seek to capture a portion of TLT's share price appreciation (generally no more than 15%) of in a given month. To do so, the call options written (sold) by the Fund will generally have an expiration of one month or less (the “Call Period”) and generally have a strike price that is approximately 0%-15% above the then-current TLT share price.

Please retain this Supplement for future reference.

2